Investments in Associates and Joint Ventures (Details) S/ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Dec. 04, 2017 USD ($)	Jan. 24, 2017 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)
Gasoducto Sur Peruano S.A. [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Interest percentage			20.00%
Investment amount			$ 242.5
Percentage of performance guarantee established in concession contract			20.00%
Performance guarantee established in the concession contract			$ 262.5
Percentage of bridge loan			21.49%
Bridge loan amount		$ 129.0	$ 600.0
Enforcement of guarantees		52.5
Accounts receivable from related parties		$ 181.5
Number of public auctions					3
Audit firm engaged by GSP					$ 2,602.0
Accounts receivable claim	$ 0.4
Held in trust for the benefit	$ 169.3
Fair value of investment						S/ 322.6	$ 81.1	S/ 320.0	$ 88.6
Accumulated impairment amount						S/ 329.0	$ 82.8
Investment recovery estimate term						8 years	8 years
Amortized cost discounting gain of US$7.5 million (S/29.8 million).						S/ 29.8	$ 7.5
Gasoducto Sur Peruano S.A. [Member] | Bottom of Range [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Discount rate used in estimate term						1.60%	1.60%
Gasoducto Sur Peruano S.A. [Member] | Top of Range [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Discount rate used in estimate term						2.73%	2.73%
Consorcio Constructor Ductos del Sur [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Interest percentage			29.00%
Concesionaria Chavimochic S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Investment amount							$ 647.0
Concession period term						25 years	25 years
Number of phases				2
Percentage of concession contract				70.00%
Logistica Quimicos del Sur S.A [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Dividends received (in Nuevos Soles) | S/						S/ 2.0		S/ 2.3